Summary of Significant Accounting Policies - (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended				24 Months Ended
	Jun. 16, 2020 USD ($)	Dec. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 06, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Net loss					$ 27,801	¥ 193,548	¥ 254,639	¥ 107,807
Cash flows from operating activities					13,764	¥ 95,821	¥ 134,636	¥ 186,703
Liabilities exceeded its current asset					$ 27,138							¥ 188,929,000
Loan Amount For Which Maturity Period Increased									$ 20,678	¥ 143,958
ADS | IPO
Total offering size		$ 61,870
Subsequent Event [Member] | ADS | IPO
Total offering size				$ 61,870
L. R. Capital Property Investment Limited | Subsequent Event [Member]
Debt Securities, Available-for-sale				$ 58,400							$ 58,400
bears interest				6.00%							6.00%
Amount of Notes Redeemed	$ 8,000		$ 8,000